Reconciliation of Earnings and Weighted Average Common Shares and Potential Common Shares Outstanding (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended										12 Months Ended					0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 Successor [Member]	Sep. 30, 2013 Successor [Member]	Jun. 30, 2013 Successor [Member]	Mar. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Mar. 31, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2013 Successor [Member] Stock Option [Member]	Dec. 31, 2012 Successor [Member] Stock Option [Member]	Jan. 14, 2011 Predecessor [Member]
Numerator:
Net income (loss) for basic and diluted earnings (loss) per share	$ 64,487	$ 15,900	$ (8,912)	$ 11,287	$ 1,121	$ 15,900	$ 11,450	$ 5,284	$ 6,595	$ (17,976)	$ 19,396	$ 5,353	$ (252,308)			$ (140,054)
Denominator:
Weighted average number of common shares outstanding for basic earnings (loss) per share	185,942	154,881									160,641	154,708	154,400			95,530
Dilutive effect of equity-based awards	4,980	1,763												3,372	809
Weighted average common shares outstanding - diluted	190,922	156,644									164,013	155,517	154,400			95,530
Earnings (loss) per share:
Basic	$ 0.35	$ 0.10	$ (0.05)	$ 0.07	$ 0.01	$ 0.10	$ 0.07	$ 0.03	$ 0.04	$ (0.12)	$ 0.12	$ 0.03	$ (1.63)			$ (1.47)
Diluted	$ 0.34	$ 0.10	$ (0.05)	$ 0.07	$ 0.01	$ 0.10	$ 0.07	$ 0.03	$ 0.04	$ (0.12)	$ 0.12	$ 0.03	$ (1.63)			$ (1.47)